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                      NEW ENGLAND LIFE INSURANCE COMPANY

                              501 Boylston Street
                          Boston, Massachusetts 02116
                                (617) 578-2000

                        ZENITH EXECUTIVE ADVANTAGE 2000

                                  Supplement
                              Dated March 1, 2002
                                      To
                         Prospectus dated May 1, 2001

                        ZENITH EXECUTIVE ADVANTAGE PLUS

                                  Supplement
                              Dated March 1, 2002
                                      To
                                 Prospectuses
                     Dated May 1, 2000 and April 30, 1999

The following change has been made to the features of the Policy as described in the prospectus:

On or about March 1, 2002, you may allocate net premiums and your Policy's cash value to an unlimited number of accounts. The ten account maximum described in "The Policies," "How the Policy Works," "Allocation of Net Premiums" and "Investment Options" sections of the prospectus will no longer be applicable. You must continue to allocate whole percentages.



VL-174-02